Derivative contracts (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Derivative contracts
Initial net investment	$ 70,029,195		$ 21,075,160
Fair value changes on derivative contract	(94,963)	$ 25,918
Carrying amount	69,934,232		21,075,160
Digital assets deployed as earn
Derivative contracts
Initial net investment	70,029,195		21,075,160
Fair value changes on derivative contract	(94,963)
Carrying amount	$ 69,934,232		$ 21,075,160